Derivative Financial Instruments - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$)
Derivative Financial Instruments [line items]
Derivative financial instruments gain	$ 231	R$ 764	R$ 0	R$ 8,934
Derivative financial instruments loss		R$ 0	1,238	R$ 2,308
Non-deliverables forwards [member] | Cash flow hedges [member]
Derivative Financial Instruments [line items]
Hedged liability	$ 0		R$ 186		R$ 0